ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Location [Line Items]
Total net revenues	€ 5,970,146	€ 5,095,254	€ 4,270,894
Italy
Entity Location [Line Items]
Total net revenues	442,760	379,898	409,992
Rest of EMEA
Entity Location [Line Items]
Total net revenues	2,428,783	2,045,888	1,869,864
of which UK
Entity Location [Line Items]
Total net revenues	625,930	536,280	457,060
of which Germany
Entity Location [Line Items]
Total net revenues	493,930	430,380	367,087
Americas
Entity Location [Line Items]
Total net revenues	1,762,530	1,407,790	1,097,904
of which United States of America
Entity Location [Line Items]
Total net revenues	1,535,772	1,198,834	930,316
Mainland China, Hong Kong and Taiwan
Entity Location [Line Items]
Total net revenues	583,760	621,407	332,971
of which Mainland China
Entity Location [Line Items]
Total net revenues	479,882	533,724	249,275
Rest of APAC
Entity Location [Line Items]
Total net revenues	752,313	640,271	560,163
NETHERLANDS
Entity Location [Line Items]
Total net revenues	€ 68,605	€ 56,748	€ 41,892